Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Gangjiang Li	Principle Shareholder
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”)	As a shareholder of the Company, Beijing Huatu was a related party before December 31, 2022 and no longer a related party afterwards as its ownership interest in the Company has decreased below 5% and the Company does not believe it is able to exert significant influence on the Company’s operation
Suzhou Semitech Technology Co., Ltd. (“Suzhou Saimeite”)	Controlled by Gangjiang Li
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	46.01% controlled by Gangjiang Li and 1.36% controlled by Yi Ma
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”)	26.32%controlled by Gangjiang Li and 13.43% controlled by Yi Ma
Shenzhen Zhixie Yunbi Technology Co., Ltd. (“Shenzhen Zhixie Yunbi”)	Controlled by Gangjiang Li
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	Over which BaiJiaYun VIE owns 15% equity interest before June 2023, and 100% equity interest afterwards, resulting Wuhan Qiyunshilian ceased to be a related party of the Company afterwards
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”)	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”)	Controlled by Gangjiang Li
Bejing Guosheng Huaxing Technology Co., Ltd. (“Beijing Guosheng Huaxing”)	Controlled by Gangjiang Li
Beijing Zhongshi Huiyun Technology Co., Ltd. (“Beijing Zhongshi Huiyun”)	Controlled by Gangjiang Li

Schedule of Transactions with Related Parties

Sales to related parties

	For the Years Ended June 30,
	2025	2024	2023
Beijing Huatu*	$—	$—	$512,699
Jinan Zhongshi Huiyun	—	—	2,378,357
Nanjing Guosheng Huaxing	—	5,868	2,072,100
Suzhou Saimeite	—	—	12,610
	$—	$5,868	$4,975,766

*	Upon the consummation of the Merger, Beijing Huatu was no longer regarded as a related party, as the shareholding of Huatu Hong Yang International Limited in our company decreased to below 5% on a fully-diluted basis.

Purchase from related parties

	For the Years Ended June 30,
	2025	2024	2023
Nanjing Guosheng Huaxing	$—	$65,199	$35,131
Jinan Zhongshi Huiyun	—	(7,537)	413,686
Shenzhen Zhixie Yunbi	—	—	445
	$—	$57,663	$449,262

Schedule of Consolidated Balance Sheet and Maximum Exposure to Loss Result of Providing Guarantee	A comparison of the carrying amounts of the guarantee recognized in the consolidated balance sheet and the maximum exposure to loss as a result of providing the guarantee is presented as follows.
		Maximum
	Carrying	exposure to
	Amount	loss
Guarantee provided by the Company to Nanjing Baishi Cloud	$—	$6,343,690

Schedule of Balances with Related Parties

As of June 30, 2025 and 2024, the balances with related parties were as follows:

	June 30,	June 30,
	2025	2024
Prepayments - related parties
Nanjing Guosheng Huaxing	$65,847	$64,908
Jinan Zhongshi Huiyun	—	—
	$65,847	$64,908

Accounts payable - related parties
Jinan Zhongshi Huiyun	$198,301	$—
	$198,301	$—

Due to related parties
Beijing Guosheng Huaxing	$67,005	$49,538
Beijing Zhongshi Huiyun	50,254	66,050
Total	$117,259	$115,588